Segmental analysis - Commentary on segmental adjusted operating profit results (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Increase (decrease) in revenues	£ 215
Revenue	15,250	£ 15,035	[1]	£ 13,212	[2]
Operating profit from continuing operations	3,493	3,208	[1]	3,225	[2]
Increase (decrease) in capital expenditures	(28)
Capital expenditure	4,074	3,735		3,327
Storm costs	142
UK Electricity Transmission
Disclosure of operating segments [line items]
Increase (decrease) in revenues	(285)
Revenue	4,126	4,410		3,957
UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	1,082	981		938
US Regulated
Disclosure of operating segments [line items]
Increase (decrease) in revenues	341
Revenue	9,272	8,931		7,493
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	770	713		824
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	15,250	15,035	[1]	13,212	[2]
Operating profit from continuing operations	3,457	3,773	[1]	3,214	[2]
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Increase (decrease) in revenues	63
Revenue	776	713		824
Operating profit from continuing operations	231	62		370
Increase (decrease) in capital expenditures	94
Capital expenditure	341	247		201
Unallocated amounts | Before exceptional items and remeasurements | NG Ventures and Other
Disclosure of operating segments [line items]
Increase (decrease) in profit (loss) from operating activities	54
Operating profit from continuing operations	231	177		370
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Increase (decrease) in revenues	(285)
Revenue	4,154	4,439		3,977
Operating profit from continuing operations	1,041	1,361		1,173
Increase (decrease) in revenues, excluding pass-through costs	(235)
Increase (decrease) in regulated controllable costs	35
Increase (decrease) in depreciation and amortisation	54
Capital expenditure	999	1,027		1,084
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Increase (decrease) in revenues	11
Revenue	1,091	1,080		1,047
Operating profit from continuing operations	487	507		486
Increase (decrease) in revenues, excluding pass-through costs	(23)
Increase (decrease) in regulated controllable costs	9
Increase (decrease) in depreciation and amortisation	8
Increase (decrease) in other operating costs	(16)
Increase (decrease) in capital expenditures	96
Capital expenditure	310	214		186
Operating segments | US Regulated
Disclosure of operating segments [line items]
Increase (decrease) in revenues	341
Revenue	9,272	8,931		7,493
Operating profit from continuing operations	1,734	1,278		1,196
Increase (decrease) in depreciation and amortisation	31
Increase (decrease) in other operating costs	34
Increase (decrease) in capital expenditures	177
Increase (decrease) in capital expenditures, constant currency	311
Capital expenditure	2,424	2,247		1,856
Increase (decrease) in revenues, foreign exchange rate impact	(534)
Increase (decrease) in profit (loss) from operating activities, foreign exchange rate impact	(102)
Increase (decrease) in revenues, excluding foreign exchange rate impact	875
Increase (decrease) in revenues, excluding foreign exchange rate impact, pass through costs	597
Increase (decrease) in revenues, excluding foreign exchange rate impact, excluding pass through costs	278
Storm costs	142
Increase (decrease) in bad debt expense	(13)
Operating segments | Before exceptional items and remeasurements | UK Electricity Transmission
Disclosure of operating segments [line items]
Increase (decrease) in profit (loss) from operating activities	(331)
Operating profit from continuing operations	1,041	1,372		1,173
Operating segments | Before exceptional items and remeasurements | UK Gas Transmission
Disclosure of operating segments [line items]
Increase (decrease) in profit (loss) from operating activities	(24)
Operating profit from continuing operations	487	511		486
Operating segments | Before exceptional items and remeasurements | US Regulated
Disclosure of operating segments [line items]
Increase (decrease) in profit (loss) from operating activities	(15)
Operating profit from continuing operations	£ 1,698	£ 1,713		£ 1,185

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).